SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2021
Computers Software and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Computers Software and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of lease term or estimated useful life
Operating Shop Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Operating Shop Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years